Loans and Lines of Credit	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Loans And Line Of Credit [Text Block]
8.	Loans and Lines of Credit

Short Term Loans

At December 31, 2014, the Company owed an aggregate of $2,419,465 under eight separate short-term loans, bearing interest at rates ranging from 8% to 12% per annum. One of the loans in the amount of $160,000, bearing interest at the rate of 10% per annum, is from a parent of a former member of the board of directors. Interest expense on this loan amounted to $16,000 for the year ended December 31, 2014. The loans are secured by certain of the Company’s assets pursuant to a security agreement and two of the loans were also personally guaranteed by Mr. Ran, the Company’s CEO. In addition, Company also owed $50,000 to Mr. Ran pursuant to a short-term loan from him in 2014 bearing interest at a rate of 6% per annum.

At December 31, 2015, the Company owed an aggregate of $1,095,620 under five separate short-term loans, bearing interest at rates ranging from 8% to 12% per annum. Two of the loans in the aggregate amount of $335,000, bearing interest at the rate of 10% per annum, are from a parent of a former member of the board of directors. Interest expense on these two loans amounted to $31,118 for the year ended December 31, 2015. The loans are secured by certain of the Company’s assets pursuant to a security agreement, and one of the loans is also personally guaranteed by Mr. Ran. These short-term loans are required to be paid at maturity and may not be renewed or extended. However, its credit line lender has allowed the Company to extend these loans in the past and may, in its discretion, allow further extensions.

During 2014, the Company received four separate short-term loans from three different entities in the aggregate amount of $2,100,000, bearing interest at rates ranging from 12% to 14% per annum, and seven separate loans from Mr. Ran in amounts ranging from $50,000 to $250,000, bearing interest at a rate of 6% per annum. In addition, the Company modified one of its existing short-term loans to increase the principal amount borrowed from $100,000 to $200,000. By the end of December 31, 2014, the Company fully repaid two of the loans in the aggregate amount of $1,100,000 and all of  the loans from Mr. Ran with the exception of $50,000. The aggregate interest expense attributable to the loans from Mr. Ran was $5,867.

During 2015, the Company received two separate short-term loans in the aggregate amount of $410,000, bearing interest at rates ranging from 10% to 12% per annum. One of the loans in the amount of $175,000, bearing interest at the rate of 10% per annum, is from a parent of a former member of the board of directors. In addition, Mr. Ran made three loans in the aggregate amount of $1,050,000 to the Company in January 2015, at an interest rate of 6% per annum. On February 27, 2015, the Company fully repaid the outstanding balance of the loans from Mr. Ran in the aggregate amount of $1,100,000, including the $50,000 outstanding balance remaining from 2014. The aggregate interest expense attributable to the loans from Mr. Ran was $8,817. In addition, the Company also fully repaid  the outstanding balances on five other short term loans in the aggregate amount of $1,733,845. Such loans bore interest at rates ranging from 8% to 12% per annum.

Subsequent to the balance sheet date, the Company fully repaid the outstanding balance on one of its short-term loans in the amount of $235,000. Such loan bore interest at a rate of 12% per annum. As a result, the remaining outstanding principal balance of its short-term loans is currently $860,620.

Lines of Credit

On February 27, 2015, the Company entered into a Line of Credit Agreement with Webster Business Credit Corporation (“Webster”) pursuant to which it may borrow up to $14 million until February 27, 2018 (the “Webster Credit Line”) against assignments of mortgages and other collateral. The Webster Credit Line provides for an interest rate of either LIBOR plus 4.75% or the base commercial lending rate of Webster plus 3.25% as chosen by the Company for each drawdown. The Webster Credit Line contains various covenants and restrictions including, among other covenants and restrictions, limiting the amount that the Company can borrow relative to the value of the underlying collateral, maintaining various financial ratios and limitations on the terms of loans the Company makes to its customers, limiting the Company’s ability to pay dividends under certain circumstances, and limiting the Company’s ability to repurchase its common shares, sell assets, engage in mergers or consolidations, grant liens, and enter into transactions with affiliates. Mr. Ran has personally guaranteed all of the Company’s obligations to Webster. Total costs to establish the Webster Credit Line were approximately $144,000. These costs are being amortized over three years, using the straight-line method. The amortization costs for the year ended December 31, 2015 were $39,542.

The Webster Credit Line replaced the $7.7 million credit facility (the “Sterling Credit Line”) with Sterling National Bank (“Sterling”). The Company paid off the entire balance due to Sterling with proceeds from the Webster Credit Line and terminated the Sterling Credit Line on February 27, 2015. In addition, the Company utilized the Webster Credit Line to repay in full loans from Mr. Ran in the aggregate amount of $1,100,000, as well as two short-term loans, outstanding at December 31, 2014, in the aggregate amount of $1,000,000, which bore interest at the rate of 12% per annum. At December 31, 2015, the outstanding amount under the Webster Credit Line was $11,821,099. The interest rate on the amount outstanding fluctuates daily. The rate for December 31, 2015 was 5.1739%.